TRADE AND OTHER RECEIVABLES - Narrative (Details)	12 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Number of working days in cycle for settlement of trade receivables	2 days
Number of days past due but not impaired, still collectible	30 days
Number of years counterparties transacting with group	5 years